Non-current financial assets - Disclosure of Changes in Non-current Financial Assets (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets
Non-current financial assets at beginning of period	€ 291	€ 519
Additions	12	0
Decreases	(9)	(230)
Transfer	0	0
Currency translation adjustments	1	3
Non-current financial assets at end of period	294	291
Liquidity contract - Cash account | Financial assets at fair value, class
Disclosure of financial assets
Non-current financial assets at beginning of period	1	98
Additions	0	0
Decreases	0	(97)
Transfer	0	0
Currency translation adjustments	0	0
Non-current financial assets at end of period	1	1
Other long- term investments pledged as collateral | Financial assets at amortised cost, class
Disclosure of financial assets
Non-current financial assets at beginning of period	0	0
Additions	0	0
Decreases	0	0
Transfer	0	0
Currency translation adjustments	0	0
Non-current financial assets at end of period	0	0
Security deposits paid | Financial assets at amortised cost, class
Disclosure of financial assets
Non-current financial assets at beginning of period	291	421
Additions	12	0
Decreases	(9)	(133)
Transfer	0	0
Currency translation adjustments	0	3
Non-current financial assets at end of period	€ 293	€ 291